Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	$ 30,281.3	$ 28,312.0
Marketable equity securities, at fair value	755.7	717.4
Derivatives, at fair value	339.1	307.4
Separate account assets	978.1	911.4
Embedded derivatives	806.0	573.7
Mortgage loans	6,241.2	5,692.2
Investments in limited partnerships	173.0	214.7
Cash and cash equivalents	347.5	326.3	$ 254.0
Cash and cash equivalents, fair value disclosure	347.5	326.3
Funds held under deposit contracts	35,345.9	33,393.1
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, fair value disclosure	347.5	326.3
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, fair value disclosure	0.0	0.0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, fair value disclosure	0.0	0.0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	30,281.3	28,312.0
Marketable equity securities, at fair value	755.7	717.4
Derivatives, at fair value	339.1	307.3
Total investments carried at fair value	31,376.1	29,336.7
Separate account assets	978.1	911.4
Assets, fair value disclosure	32,354.2	30,248.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
Marketable equity securities, at fair value	722.6	684.6
Derivatives, at fair value	0.2	0.0
Total investments carried at fair value	722.8	684.6
Separate account assets	978.1	911.4
Assets, fair value disclosure	1,700.9	1,596.0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	30,038.9	28,246.5
Marketable equity securities, at fair value	26.8	26.9
Derivatives, at fair value	299.4	300.3
Total investments carried at fair value	30,365.1	28,573.7
Separate account assets	0.0	0.0
Assets, fair value disclosure	30,365.1	28,573.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	242.4	65.5
Marketable equity securities, at fair value	6.3	5.9
Derivatives, at fair value	39.5	7.0
Total investments carried at fair value	288.2	78.4
Separate account assets	0.0	0.0
Assets, fair value disclosure	288.2	78.4
US Government Agencies Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	422.2	392.1
US Government Agencies Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
US Government Agencies Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	422.2	392.1
US Government Agencies Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	792.4	930.8
US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	792.4	930.8
US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
Corporate Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	23,932.2	21,769.0
Corporate Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
Corporate Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	23,731.4	21,712.0
Corporate Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	200.8	57.0
Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,472.8	2,584.6
Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,472.8	2,584.6
Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	795.7	916.8
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	795.6	915.9
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.1	0.9
Collateralized Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,146.6	1,213.6
Collateralized Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
Collateralized Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,146.6	1,213.6
Collateralized Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
Other Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	719.4	505.1
Other Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0
Other Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	677.9	497.5
Other Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	41.5	7.6
Index options | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	261.9	161.7
Index options | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0	0.0
Index options | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	222.4	154.7
Index options | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	39.5	7.0
Foreign currency swaps | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	75.5	141.9
Foreign currency swaps | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0	0.0
Foreign currency swaps | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	75.5	141.9
Foreign currency swaps | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0	0.0
Other derivatives | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	1.7	3.7
Other derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.2	0.0
Other derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	1.5	3.7
Other derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0	0.0
Embedded derivatives | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives	797.5	532.4
Embedded derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives	0.0	0.0
Embedded derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives	0.0	0.0
Embedded derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives	797.5	532.4
Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	6,180.8	5,538.2
Mortgage loans | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	0.0	0.0
Mortgage loans | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	0.0	0.0
Mortgage loans | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	6,180.8	5,538.2
Tax Credit Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	135.1	204.0
Tax Credit Investments | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	0.0	0.0
Tax Credit Investments | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	0.0	0.0
Tax Credit Investments | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	135.1	204.0
Fund held under deposit contracts: Deferred annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	19,943.3	18,228.6
Fund held under deposit contracts: Deferred annuities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0	0.0
Fund held under deposit contracts: Deferred annuities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0	0.0
Fund held under deposit contracts: Deferred annuities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	19,943.3	18,228.6
Fund held under deposit contracts: Income annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	8,080.5	7,678.4
Fund held under deposit contracts: Income annuities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0	0.0
Fund held under deposit contracts: Income annuities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0	0.0
Fund held under deposit contracts: Income annuities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	8,080.5	7,678.4
Reported Value Measurement | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	30,281.3	28,312.0
Marketable equity securities, at fair value	755.7	717.4
Derivatives, at fair value	339.1	307.3
Total investments carried at fair value	31,376.1	29,336.7
Separate account assets	978.1	911.4
Assets, fair value disclosure	32,354.2	30,248.1
Reported Value Measurement | US Government Agencies Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	422.2	392.1
Reported Value Measurement | US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	792.4	930.8
Reported Value Measurement | Corporate Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	23,932.2	21,769.0
Reported Value Measurement | Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,472.8	2,584.6
Reported Value Measurement | Commercial mortgage-backed securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	795.7	916.8
Reported Value Measurement | Collateralized Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,146.6	1,213.6
Reported Value Measurement | Other Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	719.4	505.1
Reported Value Measurement | Index options | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	261.9	161.7
Reported Value Measurement | Foreign currency swaps | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	75.5	141.9
Reported Value Measurement | Other derivatives | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	1.7	3.7
Reported Value Measurement | Embedded derivatives | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives	797.5	532.4
Reported Value Measurement | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	6,241.2	5,692.2
Reported Value Measurement | Tax Credit Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	173.0	195.2
Reported Value Measurement | Fund held under deposit contracts: Deferred annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	20,128.3	18,566.6
Reported Value Measurement | Fund held under deposit contracts: Income annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	7,202.5	7,336.6
Reported Value Measurement | Insurance contracts and embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	8,015.1	7,489.9
Liability | Tax Credit Investments | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Future investment contributions	$ 32.8	$ 16.5